SHORT-TERM BANK LOANS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Line of Credit Facility [Line Items]
Incremental borrowing rate	3.625%		3.625%
Interest rate	2.75%
Interest expense	$ 19,358	$ 21,431
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate		3.00%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate		3.75%
Hong Kong Dollar Best Lending Rate [Member]
Line of Credit Facility [Line Items]
Incremental borrowing rate	2.25%		2.25%